Subsequent Events - Additional Information (Detail) - Major Borrowing Transactions [Member] - State Guaranteed Loan [Member] € in Millions, $ in Millions	Jul. 15, 2020 USD ($)	Jul. 09, 2020 USD ($)	Jul. 15, 2020 EUR (€)	Jul. 09, 2020 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Secured Borrowings	$ 21	$ 21	€ 18.5	€ 18.5
Guaranteed borrowing amount, percentage	90.00%	90.00%
Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Fixed interest rate	0.25%	0.25%	0.25%	0.25%
Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Fixed interest rate	2.35%	2.35%	2.35%	2.35%